Earnings per equity share (Tables)	12 Months Ended
Mar. 31, 2016
Weighted-average number of shares

	As of March 31,
	2014	2015	2016
Weighted average number of equity shares used in computing basic earnings per equity share	2,390,295,703	2,423,777,245	2,517,429,120
Effect of potential equity shares for stock options outstanding	17,849,608	23,563,558	27,938,561

Weighted average number of equity shares used in computing diluted earnings per equity share	2,408,145,311	2,447,340,803	2,545,367,681

Reconciliation of Earnings Per Share

The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2014		2015		2016		2016
Basic earnings per share	Rs.	33.18	Rs.	40.94	Rs.	46.84	US$	0.71
Effect of potential equity shares for stock options outstanding		0.24		0.39		0.51		0.01

Diluted earnings per share	Rs.	32.94	Rs.	40.55	Rs.	46.33	US$	0.70

Basic earnings per ADS	Rs.	99.54	Rs.	122.82	Rs.	140.52	US$	2.13
Effect of potential equity shares for stock options outstanding		0.72		1.17		1.53		0.03

Diluted earnings per ADS	Rs.	98.82	Rs.	121.65	Rs.	138.99	US$	2.10